BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2025
Zhuge Inc [Member]
Business Combination [Line Items]
SUMMARY OF IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES

Purchase consideration:	RMB
cash	93,511
Fair value of 30,463 ordinary shares	300
93,811

Recognized amounts of identifiable assets acquired and liabilities assumed:	December 31, 2021
Cash	6,551
Accounts receivable	815
Prepaid expenses and other current assets	635
Property and equipment, net	19
Intangible assets
Trademark	2,840
Non-compete arrangements	720
Order backlogs	8,560
Customer relationship	-
Technology	6,400
Short-term loan	(5,500)
Accounts payable	(1,220)
Contract liabilities	(4,129)
Accrued expenses and other current liabilities	(12,780)
Deferred income tax liability	(4,630)
Long-term borrowings	(9,144)
Total identifiable assets acquired and liabilities assumed	(10,863)
Goodwill	104,674